Document and Entity Information	Dec. 31, 2023	Mar. 20, 2023
Document and Entity Information [Abstract]
Document Type		8-K
Document Period End Date		Mar. 20, 2023
Entity Registrant Name		RED ROBIN GOURMET BURGERS, INC.
Current Fiscal Year End Date	--12-31
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		001-34851
Entity Tax Identification Number		84-1573084
Entity Address, Address Line One		10000 E. Geddes Avenue
Entity Address, Address Line Two		Suite 500
Entity Address, City or Town		Englewood
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80112
City Area Code		(303)
Local Phone Number		846-6000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value
Trading Symbol		RRGB
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001171759